Personnel Salaries and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of expenses by nature [text block] [Abstract]
Schedule of personnel expenses
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Personnel compensation	265,312	260,445	259,354
Bonuses or gratifications	77,046	78,534	72,728
Stock-based benefits	(1,589)	(315)	(337)
Seniority compensation	22,380	25,006	21,869
Pension plans	1,026	567	1,069
Training expenses	2,887	4,918	3,782
Day care and kindergarten	2,769	2,731	2,778
Welfare funds	6,531	6,644	6,040
Other personnel expenses	32,308	31,627	30,281
Total	408,670	410,157	397,564